U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

July 17, 2012

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	Baird Funds, Inc.
Securityes Act Registration No: 333-40128
Investment Company Act Registration No: 811-09997
Baird Short-Term Bond Fund (S000031705)

Dear Sir or Madam:

Transmitted herewith via EDGAR on behalf of Baird Funds, Inc. (the “Corporation”), please find the Corporation’s Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A.  The purpose of the Amendment is to register a new Investor Class of shares for an existing mutual fund series of the Corporation, the Baird Short-Term Bond Fund.

Please note that the Staff last provided a full review of the Corporation’s registration statement filed on Form N-1A on February 25, 2010, and the Corporation responded to the Staff’s comments in Post-Effective Amendment No. 22 to the Corporation’s Registration Statement filed on April 30, 2010.  Therefore, pursuant to Release No. IC-13768, we would like to request that Post-Effective Amendment No. 29 be afforded expedited and limited review covering only those sections of the registration statement related to the addition of the Baird Short-Term Bond Fund Investor share class.

Pursuant to Rule 485(a)(1), the Corporation anticipates that this filing will be effective sixty (60) days after filing or as soon as possible thereafter.  At or before that time, the Corporation will file another Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act to be effective not earlier than the effective date of this Post-Effective Amendment No. 29.  The purpose of the 485(b) filing will be to address Staff comments and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5384.

Very truly yours,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures